Vessels and other fixed assets, net and Advances for vessels under construction (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 22,938	$ (34)
Number of vessels owned	156
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned as collateral	154
Debt Instrument, Collateral Amount	$ 3,306,325
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 40,697
Number of vessels owned	2
Five Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity DWT	82,000
Contractual Obligation	$ 164,800
Contractual Obligation, to be Paid, Year One	29,350
Contractual Obligation, to be Paid, Year Two	113,290
Contractual Obligation, to be Paid, Remainder of Fiscal Year	$ 22,110
First two Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	September 2025
Next two Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	April 2026
Last Kamsarmax newbuilding Vessel [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	August 2026
Eagle Merger [Member]
Property, Plant and Equipment [Line Items]
Vessels acquired	52
Eagle Merger [Member] | Crested Eagle [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	April 18, 2024
Eagle Merger [Member] | Stellar Eagle [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	June 5, 2024
Eagle Merger [Member] | Crested Eagle and Stellar Eagle [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 22,938